Expense Example (Global Bond Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Global Bond Trust
Expense Example:
Year 1	$ 85
Year 3	265
Year 5	460
Year 10	1,025
Series II, Global Bond Trust
Expense Example:
Year 1	105
Year 3	328
Year 5	569
Year 10	1,259
Series NAV, Global Bond Trust
Expense Example:
Year 1	80
Year 3	249
Year 5	433
Year 10	$ 966